Inventories (Details)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2024 MYR (RM)
Inventories [Abstract]
Cost of inventories		RM 13,850,463	RM 13,830,947
Inventories write-down		208,255	421,605
Reversal provision of slow-moving inventories	$ 70,540	RM 287,945	RM 646	RM 25,543